UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-8168

					Aquila Rocky Mountain Equity Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



ANNUAL
REPORT

DECEMBER 31, 2005

                   [LOGO OF AQUILA ROCKY MOUNTAIN EQUITY FUND:
            A RECTANGLE WITH A DRAWING OF TWO MOUNTAINS AND THE WORDS
                       "AQUILA ROCKY MOUNTAIN EQUITY FUND]

                             AN INVESTMENT DESIGNED
                        FOR GROWTH AT A REASONABLE PRICE

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF AQUILA ROCKY MOUNTAIN EQUITY FUND:
A RECTANGLE WITH A DRAWING OF TWO MOUNTAINS AND THE WORDS
"AQUILA ROCKY MOUNTAIN EQUITY FUND]

                        AQUILA ROCKY MOUNTAIN EQUITY FUND

             "THE ROCKY MOUNTAIN REGION CONTINUES TO BE ATTRACTIVE"

                                                                  February, 2006

Dear Fellow Shareholder:

      The fiscal year ended December 31, 2005 turned out to be a rather lackluster one for equity funds in general. Nevertheless, your investment in Aquila Rocky Mountain Equity Fund continued to experience appreciation of a reasonably respectable nature over the 12-month period.

      As you are aware, it is our objective with this Fund to produce total returns that are of an absolute nature. For this 12-month period, the total return of the Class A shares of the Fund was 5.44%. On a longer-term basis, if a person invested $10,000 in the Class A shares at the launch time of Aquila Rocky Mountain Equity Fund on July 25, 1994, their monies would have grown to $29,053.

      This would equate to absolute average annual total returns in the Class A shares for 3 years, 5 years and since inception of the Fund of:

                  3 years                        18.41%

                  5 years                         8.63%

                  Since inception                 9.76%

      The Class C and Class Y shares experienced similar appreciation for the same periods of time.

      Still, it is always desirable to have capital appreciation be equal to or better than some sort of benchmark in the area of equities. However, with Aquila Rocky Mountain Equity Fund, it is difficult to have a specific benchmark because we are the only such fund of its kind devoted to the Rocky Mountain region.

      In the table below, you will see just how Aquila Rocky Mountain Equity Fund performed in comparison with various well-known indices: the Dow Jones Industrial Average (DJIA), Standard & Poor's 500 (S&P 500), NASDAQ Composite Index (NASDAQ), and the Russell 2000. The total returns for the 12-month period ended December 31, 2005 were as follows:

                            AQUILA
                            ROCKY
                           MOUNTAIN
                         EQUITY FUND*  S&P500  Russell 2000  NASDAQ      DJIA
12 months ended 12/31/05     5.44%      4.91%      4.63%      1.72%      2.13%

                        NOT A PART OF THE ANNUAL REPORT

For further information, the Fund's relative return for 1 year and for the last 5 years has exceeded the S&P 500.

      As you are aware, the objective of Aquila Rocky Mountain Equity Fund is to seek capital appreciation through investment in securities (primarily common stock or other equity securities) of companies having a significant business presence in the general Rocky Mountain region of our country.

      The primary approach in the management of the Fund is to seek out securities which possess growth at a reasonable price. This applies to those companies which have large capitalization down to those which have a micro capitalization in their number of shares. The Fund does not want to be identified as having companies of only one particular size in its portfolio. Rather, it desires to have the flexibility of seeking those securities which have the overall characteristics of growth regardless of their capitalization.

      The overall Rocky Mountain region is a very substantial geographic area of our country. It also possesses, on a composite basis, a gross state product which in dollar terms would be equal to the 10th largest economic area of the world. Consequently, even though the year 2005 did not produce outstanding returns for equity investments, we remain very positive concerning our stock selections in the Rocky Mountain region.

      The Rocky Mountain region is one that attracts people who are seeking new opportunities for themselves in their careers and personal lives. This has resulted in a growing number of entrepreneurial ventures within the 8 states of the region.

                                      [MAP]

                         NOT A PART OF THE ANNUAL REPORT

      We will discuss individual investment ventures about which we are excited in the comments recorded in the management section of this report.

      We appreciate the confidence you have shown in your investment in Aquila Rocky Mountain Equity Fund. We remain excited about the potential of this region and believe that you and other investors should share this excitement.

                                   Sincerely,


/s/ Barbara S. Walchli                        /s/ Lacy B. Herrmann

Barbara S. Walchli                            Lacy B. Herrmann
Senior Vice President and                     Chairman, Board of Trustees
Portfolio Manager

*In keeping with industry standards, total return figures do not include sales charges, but do reflect reinvestment of dividends and capital gains. Different classes of shares are offered by the Fund and their performance will vary because of differences in sales charges and fees paid by shareholders investing in these different classes. The performance shown represents that of Class A shares, adjusted to reflect the absence of sales charges, which is currently a maximum amount of 4.25% for this Class. From time to time, management fees and other expenses have been waived or absorbed by Aquila Investment Management LLC, Manager of the Fund. Returns would be less if sales charges, waived management fees, and absorbed expenses, were applied. Share price (net asset value) and investment return fluctuate so that upon redemption an investor may receive more or less than their original investment. The indices noted above are not available for direct investment. Therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio. The prospectus of the Fund, which contains more complete information, including management fees and expenses and which discusses the special risk considerations of the geographic concentration strategy of the Fund, should, of course, be carefully reviewed before investing. Past performance does not guarantee future results.

                        NOT A PART OF THE ANNUAL REPORT

[LOGO OF AQUILA ROCKY MOUNTAIN EQUITY FUND:
A RECTANGLE WITH A DRAWING OF TWO MOUNTAINS AND THE WORDS
"AQUILA ROCKY MOUNTAIN EQUITY FUND]

                        AQUILA ROCKY MOUNTAIN EQUITY FUND

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

      Aquila Rocky Mountain Equity Fund's Class A shares had a total return of 5.44%, without provision for sales charges but reflecting contractually waived fund expenses, for the twelve months ended December 31, 2005. This compares to the S&P 500 with a total return of 4.91% and the Russell 2000 Index with a total return of 4.63%.

      For the five years cumulatively ending December 31, 2005, Aquila Rocky Mountain Equity Fund's Class A shares, before provision for sales charges, had a total return of 51.34% compared to 2.74% for the S&P 500 and 48.94% for the Russell 2000 Index.

      We do not have a perfect benchmark or performance comparison for the Fund since we invest in companies in a specific region. At year-end 2005, 22.2% of the equity investments in the Fund were in companies with a market capitalization of over $10 billion (large cap companies), 34.1% were in companies with a market capitalization between $2 billion and $10 billion (mid cap) and 37.0% were in companies with market capitalizations between $300 million and $2 billion (small cap). In addition, 6.7% of the equity investments in the Fund were in companies with market capitalizations below $300 million (micro cap).

      At year-end, we had holdings of 59 companies in the portfolio across a number of industries. We work to hold our individual position sizes to around 5% or less of the portfolio and try to diversify the Fund across industries. We believe this diversification helps to control specific security risk as well as industry risk. Our largest individual position size on December 31 was Coldwater Creek at 4.46% of the portfolio.

      We continue to invest the Fund strategically since we believe that trading and transaction costs do matter. We prefer to do our own research, focusing on the two to five year time frame. We continue to look for the best businesses and management teams in the Rocky Mountain region to invest in for our shareholders. Portfolio turnover for the past three years has averaged under 10%.

      During 2005, the five best performing stocks in the Fund came from four states and four industries. Intrado, based in Longmont, Colorado, was up 90.25%. Intrado provides support services for telecom companies and the government in the form of 9-1-1 data and emergency notification services. Intrado can notify residents about emergencies such as Amber Alerts, forest fires and floods using automated telephone notification. Many state and local governments are contracting with Intrado for their services. Rocky Mountain Chocolate Factory, based in Durango, Colorado advanced 58.08% in price for the year. Rocky Mountain Chocolate Factory owns and franchises chocolate stores and manufactures its own line of chocolates. Phelps Dodge had a total return of 53.11% for 2005, mining copper and molybdenum. Over the past four years copper prices have risen from around $0.60 a pound to over $2.00 a pound.

      Questar was the fourth best performing stock in the fund in 2005, with a total return of 50.64%. Questar is based in Salt Lake City, Utah. Approximately 75% of Questar's earnings come from oil and gas production in the Rocky Mountain region. Questar has a very high producing property in the Pinedale Anticline region of Wyoming. Coldwater Creek, based in Sandpoint, Idaho advanced 48.35% in 2005, benefiting from the continued expansion of its retail chain for women age 45-60.

      The three worst performing stocks in the fund in 2005 came from three states and two industries. Ciber, based in Greenwood Village, Colorado declined 31.54% in price in 2005. Ciber is a computer systems integrator and its earnings slowed in the second half of 2005 as customers slowed technology spending, waiting for new 64 bit computers. SBS Technologies, based in Albuquerque, New Mexico had a decline of 27.87% in its stock price in 2005 also due to customers waiting for new 64 bit computers. SBS Technologies designs and builds specialized computers for communications, commercial, medical imaging, space and military applications. SBS's computers are in products from the Space Station to rides at Disneyland. PetsMart, based in Phoenix, Arizona had a total return of -27.45% in 2005. Earnings growth slowed in the second half of 2005 as customer spending was pressured by higher gasoline and heating costs, rising credit card payments and rising interest rates.

      We continue to harvest short term trading losses to offset capital gains from takeovers and our sales of stocks. During 2005, Noble Energy acquired one of our holdings, Denver-based Patina Oil and Gas. For the fourth year in a row, we did not have to distribute capital gains to our shareholders. Although this may not be possible every year, we are working to optimize after tax returns for our investors.

      During 2005 we had a number of companies with stock splits and stock dividends. While stock splits and stock dividends are really just an accounting adjustment, they do reflect price action and often attract investor attention. During March, First State Bancorporation of New Mexico split their shares 2 for 1, Coldwater Creek split their shares 3 for 2 and Ventana Medical split their shares 2 for 1. Glacier Bancorp of Montana split their shares 5 for 4 on May 5 and MGM Mirage split their shares 2 for 1 on May 19. During June, Rocky Mountain Chocolate Factory split their shares 4 for 3. Finally, Knight Transportation split their shares 3 for 2 on December 27.

      We are also pleased to have seen some strong dividend growth from the companies in the Aquila Rocky Mountain Equity Fund. Dividend growth is often a reflection that profitability and cash flow generation for the company are strong. Microchip Technologies has increased their dividend eleven times since it started paying a dividend in 2002. Five year dividend growth has also been very strong for MDC Holdings at 43.2%, Newmont Mining at 27.2% and Ball Corp. at 21.7%. Ball Corp. participated in the very successful NASA Deep Impact comet project in July

2005. In our research process we specifically look for companies that are disciplined in their spending and, therefore, should be strong cash flow generators.

      During 2006 our focus will continue to be to invest in what we deem to be the best businesses in the region for the intermediate to longer term. The Fed has been raising interest rates for over eighteen months to slow the economy so that the economic cycle can last longer. We may see some short term earnings disappointments as the economy slows. However, we are pleased with the quality of the businesses that we are finding in the Rocky Mountain region. The smaller and mid-size companies we own may be able to be more nimble in a slowing economy.

      As the economy slows, investors may become more interested in growth stocks that show consistent results. These stocks may be from such sectors as health care and media. We may also see a fair amount of interest in technology stocks this year due to several trends including 1) a shift from 32 bit to 64 bit computing, 2) a shift to high definition TV's, 3) new software that will integrate home computing and home entertainment, and 4) more government spending on computers and communication systems.

                               PERFORMANCE REPORT

      The graph below illustrates the value of $10,000 invested in Class A Shares of Aquila Rocky Mountain Equity Fund (the "Fund") for the 10-year period ended December 31, 2005 as compared with a hypothetical similar-size investment in the Russell 2000 Stock Index (the "Index") over the same period. The Fund was originally managed to provide capital appreciation through selection of equity-oriented securities primarily on a value-basis. It was reoriented to a growth at a reasonable price style as of July, 1999. The Fund's universe of companies are primarily within the eight-state Rocky Mountain region.

      The performance of each of the other classes is not shown in the graph, but is included in the table below. It should be noted that the Index does not include operating expenses nor sales charges but does reflect reinvestment of dividends. It should also be noted that the Index is nationally-oriented and consisted, over the period covered by the graph, of an unmanaged group of 2000 equity securities throughout the United States, mostly of companies having relatively small capitalization. However, the Fund's investment portfolio consisted over the same period of a significant lesser number of equity securities primarily of companies domiciled in the eight-state Rocky Mountain region of our country.

      The market prices and behavior of the individual securities in the Fund's investment portfolio can be affected by local and regional factors which might well result in variances from the market action of the securities in the Index. Furthermore, whatever the difference in the performance in the Index versus the Fund may also be attributed to the lack of application of annual operating expenses and sales charges to the Index.

            [GRAPHIC OF A LINE CHART WITH THE FOLLOWING INFORMATION:]

Rocky Mountain Equity Fund

                                   Without         With
                  Russell 2000      Sales          Sales
Month/Year         Stock Index      Charge         Charge
-----------          -------       -------        ------
December-95          10,000        10,000          9,523
December-96          11,655        11,832         11,267
December-97          14,247        14,554         13,860
December-98          13,928        13,782         13,124
December-99          16,902        16,615         15,822
December-00          16,408        16,523         15,735
December-01          16,835        17,801         16,951
December-02          13,390        15,066         14,347
December-03          19,723        21,164         20,154
December-04          23,359        23,720         22,588
December-05          24,441        25,011         23,817

                                       AVERAGE ANNUAL TOTAL RETURN
                                  FOR PERIODS ENDED DECEMBER 31, 2005
                                  -----------------------------------
                                                               SINCE
CLASS AND INCEPTION DATE        1 YEAR    5 YEARS  10 YEARS  INCEPTION
                                ------    -------  --------  ---------
Class A (7/22/94)
  With Sales Charge .........    0.96%     7.70%     9.07%     9.30%
  Without Sales Charge ......    5.44%     8.63%     9.60%     9.76%

Class C (5/01/96)
  With CDSC .................    3.68%     7.83%      N/A      8.04%
  Without CDSC ..............    4.68%     7.83%      N/A      8.04%

Class Y (5/01/96)
  No Sales Charge ...........    5.73%     8.91%      N/A      9.01%

Class I (12/01/05)
  No Sales Charge ...........     N/A       N/A       N/A     (2.64)%*

COMPARATIVE INDEX

Russell 2000 Stock Index ....    4.63%     8.28%     9.34%    10.75% (Class A)
                                                               9.68% (Class C&Y)
                                                              (2.32)%* (Class I)

* For the period 12/01/05 (commencement of operations) to December 31, 2005

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.25% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Aquila Rocky Mountain Equity Fund:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aquila Rocky Mountain Equity Fund, as of December 31, 2005 and the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2004 and the financial highlights for each of the years in the four year period ended December 31, 2004 have been audited by other auditors, whose report dated February 18, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aquila Rocky Mountain Equity Fund as of December 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 16, 2006

--------------------------------------------------------------------------------

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                                                                              MARKET
    SHARES      COMMON STOCKS - (88.1%)                                                        VALUE
------------    ----------------------------------------------------------------          -------------
                BASIC INDUSTRY - (11.1%)
      20,000    Allied Waste Industries, Inc.+ .................................          $     174,800
      12,000    Ball Corp. .....................................................                476,640
      30,000    Knight Transportation, Inc. ....................................                621,900
       6,000    Newmont Mining Corp. ...........................................                320,400
       3,500    Phelps Dodge Corp. .............................................                503,545
      12,000    SkyWest, Inc. ..................................................                322,320
                                                                                          -------------
                                                                                              2,419,605
                                                                                          -------------

                BUSINESS SERVICES - (3.1%)
      10,000    Insight Enterprises, Inc.+ .....................................                196,100
      12,000    Intrado, Inc.+ .................................................                276,480
       3,000    OfficeMax, Inc. ................................................                 76,080
       4,000    Viad Corp. .....................................................                117,320
                                                                                          -------------
                                                                                                665,980
                                                                                          -------------

                CAPITAL SPENDING - (4.6%)
      29,000    Mity Enterprises, Inc.+ ........................................                516,780
       8,000    Mobile Mini, Inc.+ .............................................                379,200
      10,000    Semitool, Inc.+ ................................................                108,800
                                                                                          -------------
                                                                                              1,004,780
                                                                                          -------------

                CONSUMER CYCLICALS - (1.4%)
       5,000    M.D.C. Holdings, Inc. ..........................................                309,900
                                                                                          -------------

                CONSUMER SERVICES - (18.7%)
       7,000    Apollo Group, Inc. (Class A)+ ..................................                423,220
      31,000    Coldwater Creek, Inc.+ .........................................                946,430
       3,400    Comcast Corp. (Special Class A)+ ...............................                 87,312
      15,000    Echostar Communications Corp. (Class A)+ .......................                407,700
      14,000    International Game Technology ..................................                430,920
       1,100    Liberty Global, Inc. Series A+ .................................                 24,750
       1,100    Liberty Global, Inc. Series C+ .................................                 23,320
      25,000    Liberty Media Corp. (Class A)+ .................................                196,750
      12,000    MGM Mirage+ ....................................................                440,040
       9,000    PETsMART, Inc. .................................................                230,940
      12,000    Shuffle Master, Inc.+ ..........................................                301,680
       8,000    Station Casinos, Inc. ..........................................                542,400
                                                                                          -------------
                                                                                              4,055,462
                                                                                          -------------

                                                                                              MARKET
    SHARES      COMMON STOCKS (CONTINUED)                                                     VALUE
------------    ----------------------------------------------------------------          -------------
                CONSUMER STAPLES - (3.8%)
       8,000    Albertson's, Inc. ..............................................          $     170,800
      14,000    Discovery Holding Co. (Class A+) ...............................                212,100
       7,000    P.F. Chang's China Bistro, Inc.+ ...............................                347,620
       6,000    Rocky Mountain Chocolate Factory, Inc. .........................                 97,656
                                                                                          -------------
                                                                                                828,176
                                                                                          -------------

                ENERGY - (5.7%)
       7,000    Bill Barrett Corp.+ ............................................                270,270
       4,000    Cimarex Energy Co. .............................................                172,040
      12,000    Headwaters, Inc.+ ..............................................                425,280
       5,000    Questar Corp. ..................................................                378,500
                                                                                          -------------
                                                                                              1,246,090
                                                                                          -------------

                FINANCIAL - (11.4%)
      25,000    First State Bancorporation .....................................                599,750
      17,000    Glacier Bancorp, Inc. ..........................................                510,850
      11,000    Janus Capital Group, Inc. ......................................                204,930
       9,000    MoneyGram International, Inc. ..................................                234,720
       5,000    Wells Fargo & Company ..........................................                314,150
       8,000    Zions Bancorporation ...........................................                604,800
                                                                                          -------------
                                                                                              2,469,200
                                                                                          -------------

                HEALTH CARE -  (10.2%)
      18,000    Medicis Pharmaceutical Corp. (Class A) .........................                576,900
      40,000    Merit Medical Systems, Inc.+ ...................................                485,600
      18,000    Myriad Genetics, Inc.+ .........................................                374,400
      19,000    Sonic Innovations, Inc.+ .......................................                 80,370
      14,000    Spectranetics Corp.+ ...........................................                157,360
       5,000    USANA Health Services, Inc.+ ...................................                191,800
       8,000    Ventana Medical Systems, Inc.+ .................................                338,800
                                                                                          -------------
                                                                                              2,205,230
                                                                                          -------------

                TECHNOLOGY - (15.1%)
      20,000    Avnet, Inc.+ ...................................................                478,800
      26,000    CIBER, Inc.+ ...................................................                171,600
      17,000    First Data Corp. ...............................................                731,170
       5,000    Inter-Tel, Inc. ................................................                 97,850
      10,000    JDA Software Group, Inc.+ ......................................                170,200
      27,000    Microchip Technology, Inc. .....................................                868,050

                                                                                              MARKET
    SHARES      COMMON STOCKS (CONTINUED)                                                     VALUE
------------    -----------------------------------------------------------------         -------------
                TECHNOLOGY (CONTINUED)
      26,000    Micron Technology, Inc.+ ........................................         $     346,060
      23,000    SBS Technologies, Inc.+ .........................................               231,610
      16,000    SpectraLink Corp. ...............................................               190,400
                                                                                          -------------
                                                                                              3,285,740
                                                                                          -------------

                UTILITIES - (3.0%)
       4,000    Kinder Morgan, Inc. .............................................               367,800
       4,000    Pinnacle West Capital Corp. .....................................               165,400
       4,000    UniSource Energy Corp. ..........................................               124,800
                                                                                          -------------
                                                                                                658,000
                                                                                          -------------
                   Total Common Stocks (cost $12,090,510) .......................            19,148,163
                                                                                          -------------

    FACE
   AMOUNT       SHORT-TERM INVESTMENTS - (9.5%)
------------    -----------------------------------------------------------------         -------------
$  1,035,000    AIM Short-Term Investment Co. Prime Portfolio Institutional Class
                   Money Market Fund ............................................             1,035,000
   1,035,000    JP Morgan Liquid Assets Money Market Fund .......................             1,035,000
                                                                                          -------------
                   Total Short-Term Investments (cost $2,070,000) ...............             2,070,000
                                                                                          -------------

                Total Investments (cost $14,160,510*) ..............        97.6%            21,218,163
                Other assets less liabilities ......................         2.4                527,247
                                                                          ------          -------------
                Net Assets .........................................       100.0%         $  21,745,410
                                                                          ======          =============

                                                       PERCENT OF
                PORTFOLIO DISTRIBUTION (UNAUDITED)      PORTFOLIO
                ----------------------------------      ---------
                Arizona                                    27.4%
                California                                  1.5
                Colorado                                   20.0
                Idaho                                       6.9
                Illinois                                    0.4
                Minnesota                                   1.1
                Montana                                     2.9
                Nevada                                      8.1%
                New Mexico                                  3.9
                Pennsylvania                                0.4
                Texas                                       1.7
                Utah                                       15.9
                Short-Term Investments                      9.8
                                                         ------
                                                          100.0%
                                                         ======

      *     Cost for Federal income tax and financial purposes is identical.
      +     Non-income producing security.

                 See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS
     Investments at market value (cost $14,160,510) ...................................    $21,218,163
     Cash .............................................................................        582,900
     Receivable for investment securities sold ........................................         84,529
     Receivable for Fund shares sold ..................................................         32,927
     Dividends and interest receivable ................................................         12,258
     Other assets .....................................................................          5,318
                                                                                           -----------
         Total assets .................................................................     21,936,095
                                                                                           -----------
LIABILITIES
   Payable for investment securities purchased ........................................         97,319
   Payable for Fund shares redeemed ...................................................         62,268
   Distribution and service fees payable ..............................................         11,607
   Payable to Manager .................................................................          4,419
   Accrued expenses ...................................................................         15,072
                                                                                           -----------
      Total liabilities ...............................................................        190,685
                                                                                           -----------
NET ASSETS ............................................................................    $21,745,410
                                                                                           ===========
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     7,435
   Additional paid-in capital .........................................................     14,677,535
   Net unrealized appreciation on investments (note 4) ................................      7,057,653
   Accumulated net realized gain on investments .......................................          2,787
                                                                                           -----------
                                                                                           $21,745,410
                                                                                           ===========
CLASS A
   Net Assets .........................................................................    $17,684,104
                                                                                           ===========
   Capital shares outstanding .........................................................        600,486
                                                                                           ===========
   Net asset value and redemption price per share .....................................    $     29.45
                                                                                           ===========
   Offering price per share (100/95.75 of $29.45 adjusted to nearest cent) ............    $     30.76
                                                                                           ===========
CLASS C
   Net Assets .........................................................................    $ 2,607,287
                                                                                           ===========
   Capital shares outstanding .........................................................         94,670
                                                                                           ===========
   Net asset value and offering price per share .......................................    $     27.54
                                                                                           ===========
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $     27.54*
                                                                                           ===========
CLASS I
   Net Assets .........................................................................    $    24,418
                                                                                           ===========
   Capital shares outstanding .........................................................            829
                                                                                           ===========
   Net asset value, offering and redemption price per share ...........................    $     29.46
                                                                                           ===========
CLASS Y
   Net Assets .........................................................................    $ 1,429,601
                                                                                           ===========
   Capital shares outstanding .........................................................         47,533
                                                                                           ===========
   Net asset value, offering and redemption price per share ...........................    $     30.08
                                                                                           ===========

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME:

     Dividends ........................................................                       $   204,665

Expenses:

     Management fee (note 3) ..........................................    $     265,755
     Distribution and service fees (note 3) ...........................           58,813
     Trustees' fees and expenses ......................................           78,621
     Legal fees (note 3) ..............................................           52,919
     Registration fees and dues .......................................           51,746
     Transfer and shareholder servicing agent fees ....................           32,659
     Shareholders' reports ............................................           19,396
     Auditing and tax fees ............................................           14,570
     Custodian fees ...................................................           13,762
     Chief compliance officer (note 3) ................................            4,544
     Insurance ........................................................            1,058
     Miscellaneous ....................................................           30,294
                                                                           -------------
     Total expenses ...................................................          624,137

     Management fee waived (note 3) ...................................         (265,755)
     Reimbursement of expenses by Manager (note 3) ....................          (52,235)
     Expenses paid indirectly (note 5) ................................          (16,764)
                                                                           -------------
     Net expenses .....................................................                           289,383
                                                                                              -----------

     Net investment loss ..............................................                           (84,718)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ............            5,203
     Change in unrealized appreciation on investments .................        1,095,067
                                                                           -------------
     Net realized and unrealized gain (loss) on investments ...........                         1,100,270
                                                                                              -----------
     Net change in net assets resulting from operations ...............                       $ 1,015,552
                                                                                              ===========

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED           YEAR ENDED
                                                               DECEMBER 31, 2005    DECEMBER 31, 2004
                                                               -----------------    -----------------
OPERATIONS:
   Net investment loss ...................................        $    (84,718)        $   (115,803)
   Net realized gain (loss) from securities transactions .               5,203              245,325
   Change in unrealized appreciation on investments ......           1,095,067            1,671,939
                                                                  ------------         ------------
      Change in net assets from operations ...............           1,015,552            1,801,461
                                                                  ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 8):
   Class A Shares:
   Net realized gain on investments ......................                  --                   --

   Class C Shares:
   Net realized gain on investments ......................                  --                   --

   Class I Shares:
   Net realized gain on investments ......................                  --                   --

   Class Y Shares:
   Net realized gain on investments ......................                  --                   --
                                                                  ------------         ------------
      Change in net assets from distributions ............                  --                   --
                                                                  ------------         ------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .............................           8,593,036            4,941,240
   Short-term trading redemption fee .....................               3,662                1,476
   Reinvested dividends and distributions ................                  --                   --
   Cost of shares redeemed ...............................          (5,481,191)          (2,709,144)
                                                                  ------------         ------------
      Change in net assets from capital share transactions           3,115,507            2,233,572
                                                                  ------------         ------------

      Change in net assets ...............................           4,131,059            4,035,033

NET ASSETS:
   Beginning of period ...................................          17,614,351           13,579,318
                                                                  ------------         ------------

   End of period .........................................        $ 21,745,410         $ 17,614,351
                                                                  ============         ============

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

1. ORGANIZATION

      Aquila Rocky Mountain Equity Fund (the "Fund"), a diversified, open-end investment company, was organized on November 3, 1993 as a Massachusetts business trust and commenced operations on July 22, 1994. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro rata portion of all Class C Shares acquired through reinvestment of dividends or other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. Class I shares commenced operations on December 1, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system or, if there has been no sale that day, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2005 the Fund decreased undistributed net investment loss by $84,718, and decreased capital stock by $84,718.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      The Fund has a Sub-Advisory and Administration Agreement with Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor. Under this agreement, the Manager supervises the investments of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. Besides its sub-advisory services, it also provides all administrative services. This includes providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 1.50% on the first $15 million; 1.20% on the next $35 million and 0.90% on the excess over $50 million.

      For the year ended December 31, 2005, the Fund incurred Management fees of $265,755, of which all were waived. Additionally, during this period the Manager reimbursed the Fund for other expenses in the amount of $52,235. All of which was paid prior to December 31, 2005. The Manager contractually waived fees and reimbursed Fund expenses during the period January 1, 2005 through December 31, 2005 so that total Fund expenses would not exceed 1.50% for Class A Shares, 2.25% for Class C Shares, 1.40% for Class I Shares or 1.25% for Class Y Shares.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2005, distribution fees on Class A Shares amounted to $36,209 of which the Distributor retained $3,192.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2005, amounted to $16,951. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2005, amounted to $5,651. The total of these payments with respect to Class C Shares amounted to $22,602 of which the Distributor retained $4,820.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.15%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.20%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the period ended December 31, 2005, these payments were made at the average annual rate of 0.20% of such net assets amounting to $6 of which $3 related to the Plan and $3 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the general Rocky Mountain region, with the bulk of sales commissions inuring to such dealers. For the year ended December 31, 2005, total commissions on sales of Class AShares amounted to $178,771 of which $18,836 was received by the Distributor.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2005, the Fund incurred $46,853 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner in that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2005, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $4,137,986 and $1,590,476, respectively.

      At December 31, 2005, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $7,139,541 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $81,888 for a net unrealized appreciation of $7,057,653.

5. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in equity securities rather than leave cash on deposit.

6. PORTFOLIO ORIENTATION

      The Fund's investments are primarily invested in the securities of companies within the eight state Rocky Mountain region consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming and therefore are subject to economic and other conditions affecting the various states which comprise the region. Accordingly, the investment performance of the Fund might not be comparable with that of a broader universe of companies.

7. CAPITAL SHARE TRANSACTIONS

a) Transactions in Capital Shares of the Fund were as follows:

                                           YEAR ENDED                        YEAR ENDED
                                        DECEMBER 31, 2005                DECEMBER 31, 2004
                                 ----------------------------      ---------------------------
                                    SHARES           AMOUNT           SHARES          AMOUNT
                                    ------           ------           ------          ------
CLASS A SHARES:
    Proceeds from shares sold        208,097      $ 5,903,039          154,717     $ 3,972,093
    Reinvested dividends and
      distributions .........             --               --               --              --
    Cost of shares redeemed .        (98,862)      (2,766,914)         (78,544)     (1,999,023)
                                 -----------      -----------      -----------     -----------
      Net change ............        109,235        3,136,125           76,173       1,973,070
                                 -----------      -----------      -----------     -----------

CLASS C SHARES:
   Proceeds from shares sold          31,026          829,837           32,243         783,083
   Reinvested dividends and
      distributions .........             --               --               --              --
   Cost of shares redeemed ..        (21,295)        (557,251)         (24,862)       (605,856)
                                 -----------      -----------      -----------     -----------
      Net change ............          9,731          272,586            7,381         177,227
                                 -----------      -----------      -----------     -----------

CLASS I SHARES:
   Proceeds from shares sold             829           25,000
   Reinvested dividends and
      distributions .........             --               --
   Cost of shares redeemed ..             --               --
                                 -----------      -----------
      Net change ............            829*          25,000*
                                 -----------      -----------

CLASS Y SHARES:
   Proceeds from shares sold          64,758        1,835,160            7,124         186,064
   Reinvested dividends and
      distributions .........             --               --               --              --
   Cost of shares redeemed ..        (75,635)      (2,157,026)          (4,003)       (104,265)
                                 -----------      -----------      -----------     -----------
      Net change ............        (10,877)        (321,866)           3,121          81,799
                                 -----------      -----------      -----------     -----------
Total transactions in Fund
   shares ...................        108,918      $ 3,111,845           86,675     $ 2,232,096
                                 ===========      ===========      ===========     ===========

*  Commenced operations on December 1, 2005.

b) SHORT-TERM TRADING REDEMPTION FEE: The Fund and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 2.00% of the shares' redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class Y Shares, if the redemption occurs within 120 days of purchase. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The fee will not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder's death or disability. For the year ended December 31, 2005, fees collected did not have a material effect on the financial highlights.

8. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares annual distributions to shareholders from net investment income, if any, and from net realized capital gains, if any. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

      As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized gain ....................        $    2,787
      Unrealized appreciation ..........................         7,057,653
                                                                ----------
                                                                $7,060,440
                                                                ==========

11. CHANGE IN PRINCIPAL ACCOUNTANTS

      KPMG LLP was previously the principal accountants for the Aquila Rocky Mountain Equity Fund (the "Fund"). On July 27, 2005 KPMG LLP resigned as the principal accountants of the Fund and Tait, Weller and Baker LLP was engaged as the principal accountants to audit the Fund's financial statements for the fiscal year of 2005. The decision was made by the Audit Committee of the Board of Trustees.

      The audit reports of KPMG LLP on the Fund's financial statements as of and for the years ended December 31, 2004 and 2003 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

      In connection with the audits of the two fiscal years ended December 31, 2004 and 2003 and the subsequent interim period through July 27, 2005, there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles of practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            Class A                                     Class I
                                              ------------------------------------------------------------------     ------------
                                                                    Year Ended December 31,
                                              ------------------------------------------------------------------     Period Ended
                                                2005           2004           2003           2002          2001      12/31/05 (1)
                                              -------        -------        -------        -------       -------     ------------
Net asset value, beginning of period ......   $ 27.93        $ 24.92        $ 17.74        $ 20.96       $ 19.64       $ 30.26
                                              -------        -------        -------        -------       -------       -------
Income (loss) from investment operations:
   Net investment income (loss)+ ..........     (0.11)         (0.17)         (0.16)         (0.15)        (0.07)        (0.02)
   Net gain (loss) on securities (both
      realized and unrealized) ............      1.63           3.18           7.34          (3.07)         1.58         (0.78)
                                              -------        -------        -------        -------       -------       -------
   Total from investment operations .......      1.52           3.01           7.18          (3.22)         1.51         (0.80)
                                              -------        -------        -------        -------       -------       -------
Less distributions (note 8):
   Dividends from net investment income ...        --             --             --             --            --            --
   Distributions from capital gains .......        --             --             --             --         (0.19)           --
                                              -------        -------        -------        -------       -------       -------
   Total distributions ....................        --             --             --             --         (0.19)           --
                                              -------        -------        -------        -------       -------       -------
Net asset value, end of period ............   $ 29.45        $ 27.93        $ 24.92        $ 17.74       $ 20.96       $ 29.46
                                              =======        =======        =======        =======       =======       =======
Total return (not reflecting sales charge)       5.44%         12.08%         40.47%        (15.36)%        7.73%        (2.64)%*

Ratios/supplemental data
   Net assets, end of period (in thousands)   $17,684        $13,718        $10,345        $ 4,242       $ 2,403       $    24
   Ratio of expenses to average net assets       1.59%          1.54%          1.50%          1.52%         1.60%         1.43%**
   Ratio of net investment loss to average
      net assets ..........................     (0.48)%        (0.72)%        (0.77)%        (0.82)%       (0.44)%       (0.64)%**
   Portfolio turnover rate ................      9.78%          8.38%          3.01%          1.81%        28.54%         9.78%*

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were:

   Ratio of expenses to average net assets       3.23%          2.82%          3.25%          4.15%         4.81%         2.67%**
   Ratio of net investment loss to average
      net assets ..........................     (2.11)%        (1.99)%        (2.51)%        (3.45)%       (3.66)%       (1.89)%**

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were (note 3):

   Ratio of expenses to average net assets       1.50%          1.50%          1.48%          1.50%         1.50%         1.42%**

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Not Annualized
**    Annualized
(1)   For the period December 1, 2005 to December 31, 2005.

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          Class C
                                              --------------------------------------------------------------
                                                                  Year Ended December 31,
                                              --------------------------------------------------------------
                                                2005          2004          2003          2002         2001
                                              -------       -------       -------       -------      -------
Net asset value, beginning of period ......   $ 26.31       $ 23.66       $ 16.96       $ 20.19      $ 19.07
                                              -------       -------       -------       -------      -------
Income (loss) from investment operations:
   Net investment income (loss)+ ..........     (0.30)        (0.35)        (0.30)        (0.28)       (0.21)
   Net gain (loss) on securities
     (both realized and unrealized) .......      1.53          3.00          7.00         (2.95)        1.52
                                              -------       -------       -------       -------      -------
   Total from investment operations .......      1.23          2.65          6.70         (3.23)        1.31
                                              -------       -------       -------       -------      -------
Less distributions (note 8):
   Distributions from net investment income        --            --            --            --           --
   Distributions from capital gains .......        --            --            --            --        (0.19)
                                              -------       -------       -------       -------      -------
   Total distributions ....................        --            --            --            --        (0.19)
                                              -------       -------       -------       -------      -------
Net asset value, end of period ............   $ 27.54       $ 26.31       $ 23.66       $ 16.96      $ 20.19
                                              =======       =======       =======       =======      =======
Total return (not reflecting sales charge)       4.68%        11.20%        39.50%       (16.00)%       6.91%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) .......................   $ 2,607       $ 2,235       $ 1,835       $   858      $   372
   Ratio of expenses to average net assets       2.34%         2.29%         2.26%         2.26%        2.34%
   Ratio of net investment income (loss)
     to average net assets ................     (1.24)%       (1.47)%       (1.53)%       (1.56)%      (1.23)%
   Portfolio turnover rate ................      9.78%         8.38%         3.01%         1.81%       28.54%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

   Ratio of expenses to average net assets       3.98%         3.56%         4.02%         4.95%        5.52%
   Ratio of net investment loss to
     average net assets ...................     (2.87)%       (2.74)%       (3.29)%       (4.25)%      (4.40)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets       2.25%         2.25%         2.24%         2.25%        2.25%

                                                                          Class Y
                                              --------------------------------------------------------------
                                                                  Year Ended December 31,
                                              --------------------------------------------------------------
                                                2005          2004          2003          2002         2001
                                              -------       -------       -------       -------      -------
Net asset value, beginning of period ......   $ 28.45       $ 25.32       $ 17.97       $ 21.19      $ 19.81
                                              -------       -------       -------       -------      -------
Income (loss) from investment operations:
   Net investment income (loss)+ ..........     (0.05)        (0.11)        (0.10)        (0.10)       (0.02)
   Net gain (loss) on securities
     (both realized and unrealized) .......      1.68          3.24          7.45         (3.12)        1.59
                                              -------       -------       -------       -------      -------
   Total from investment operations .......      1.63          3.13          7.35         (3.22)        1.57
                                              -------       -------       -------       -------      -------
Less distributions (note 8):
   Distributions from net investment income        --            --            --            --           --
   Distributions from capital gains .......        --            --            --            --        (0.19)
                                              -------       -------       -------       -------      -------
   Total distributions ....................        --            --            --            --        (0.19)
                                              -------       -------       -------       -------      -------
Net asset value, end of period ............   $ 30.08       $ 28.45       $ 25.32       $ 17.97      $ 21.19
                                              =======       =======       =======       =======      =======
Total return (not reflecting sales charge)       5.73%        12.36%        40.90%       (15.20)%       7.97%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) .......................   $ 1,430       $ 1,661       $ 1,400       $   918      $ 1,040
   Ratio of expenses to average net assets       1.34%         1.29%         1.25%         1.26%        1.35%
   Ratio of net investment income (loss)
     to average net assets ................     (0.26)%       (0.47)%       (0.51)%       (0.56%)      (0.18)%
   Portfolio turnover rate ................      9.78%         8.38%         3.01%         1.81%       28.54%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

   Ratio of expenses to average net assets       2.99%         2.56%         3.05%         3.87%        4.59%
   Ratio of net investment loss to
     average net assets ...................     (1.91)%       (1.75)%       (2.32)%       (3.16)%      (3.42)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets       1.25%         1.25%         1.23%         1.25%        1.25%

+ Per share amounts have been calculated using the monthly average shares method.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2005 and held for the six months ended December 31, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005

                        ACTUAL
                     TOTAL RETURN     BEGINNING        ENDING         EXPENSES
                       WITHOUT         ACCOUNT         ACCOUNT      PAID DURING
                   SALES CHARGES(1)     VALUE           VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                  6.36%        $1,000.00       $1,063.60       $  7.85
--------------------------------------------------------------------------------
Class C                  5.92%        $1,000.00       $1,059.20       $ 11.68
--------------------------------------------------------------------------------
Class I                 (2.64)%*      $1,000.00       $  973.60*      $  7.01*
--------------------------------------------------------------------------------
Class Y                  6.48%        $1,000.00       $1,064.80       $  6.45
--------------------------------------------------------------------------------

* For the period December 1, 2005 (commencement of operations) to December 31, 2005.

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.51%, 2.25%, 1.41% AND 1.24% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005

                    HYPOTHETICAL
                     ANNUALIZED       BEGINNING        ENDING         EXPENSES
                        TOTAL          ACCOUNT         ACCOUNT      PAID DURING
                       RETURN           VALUE           VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                 5.00%         $1,000.00       $1,017.59       $  7.68
--------------------------------------------------------------------------------
Class C                 5.00%         $1,000.00       $1,013.86       $ 11.42
--------------------------------------------------------------------------------
Class I                 5.00%         $1,000.00       $1,018.10*      $  7.17*
--------------------------------------------------------------------------------
Class Y                 5.00%         $1,000.00       $1,018.95       $  6.31
--------------------------------------------------------------------------------

* For the period December 1, 2005 (commencement of operations) to December 31, 2005.

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.51%, 2.25%, 1.41% AND 1.24% FOR THE FUND'S CLASS A, C , I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
INTERESTED TRUSTEES(4)

Diana P. Herrmann       Trustee                Vice Chair and Chief Executive Officer           11          None
New York, NY            since 1997             of Aquila Management Corporation,
(02/25/58)              and President          Founder of the Aquila(SM) Group of
                        since 2002             Funds(5) and parent of Aquila Investment
                                               Management LLC, Manager, since 2004,
                                               President and Chief Operating Officer
                                               since 1997, a Director since 1984,
                                               Secretary since 1986 and previously its
                                               Executive Vice President, Senior Vice
                                               President or Vice President, 1986-1997;
                                               Chief Executive Officer and Vice Chair
                                               since 2004 and President, Chief
                                               Operating Officer and Manager of the
                                               Manager since 2003; Vice Chair,
                                               President, Executive Vice President or
                                               Senior Vice President of funds in the
                                               Aquila(SM) Group of Funds since 1986;
                                               Director of the Distributor since 1997;
                                               trustee, Reserve Money-Market Funds,
                                               1999-2000 and Reserve Private Equity
                                               Series, 1998-2000; Governor, Investment
                                               Company Institute and head of its Small
                                               Funds Committee since 2004; active in
                                               charitable and volunteer organizations.

NON-INTERESTED TRUSTEES

Tucker Hart Adams       Chair of the           President, The Adams Group, Inc., an              2          Director, Colorado
Colorado Springs, CO    Board of Trustees      economic consulting firm, since 1989;                        Health Facilities
(01/11/38)              since 2005             formerly Chief Economist, United Banks                       Authority and Mortgage
                        and Trustee            of Colorado; currently or formerly                           Analysis Computer Corp.
                        since 1993             active with numerous professional and
                                               community organizations.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Gary C. Cornia          Trustee                Director, Romney Institute of Public              4          None
Orem, UT                since 2002             Management, Marriott School of
(06/24/48)                                     Management, Brigham Young University,
                                               2004 - present; Professor, Marriott
                                               School of Management, 1980 - present;
                                               Past President, the National Tax
                                               Association; Fellow, Lincoln Institute
                                               of Land Policy, 2002-2003; Associate
                                               Dean, Marriott School of Management,
                                               Brigham Young University, 1991-2000;
                                               Utah Governor's Tax Review Committee
                                               since 1993.

Grady Gammage, Jr.      Trustee                Founding partner, Gammage & Burnham,              2          None
Phoenix, AZ             since 2004             PLC, a law firm, Phoenix, Arizona, since
(10/01/51)                                     1983; director, Central Arizona Water
                                               Conservation District, 1992-2004;
                                               director, Arizona State University
                                               Foundation since 1998.

OTHER INDIVIDUALS

CHAIRMAN EMERITUS(6)

Lacy B. Herrmann        Founder and            Founder and Chairman of the Board,               N/A         N/A
New York, NY            Chairman               Aquila Management Corporation, the
(05/12/29)              Emeritus               sponsoring organization and parent of
                        since 2006,            the Manager or Administrator and/or
                        Chairman of            Adviser or Sub-Adviser to each fund of
                        the Board              the Aquila(SM) Group of Funds; Chairman
                        of Trustees,           of the Manager or Administrator and/or
                        1993-2005              Adviser or Sub-Adviser to each since
                                               2004; Founder and Chairman Emeritus of
                                               Hawaiian Tax-Free Trust, Pacific Capital
                                               Cash Assets Trust, Pacific Capital
                                               Tax-Free Cash Securities Cash Assets
                                               Trust, Tax-Free Fund of Colorado,
                                               Churchill Tax-Free Fund of Kentucky,
                                               Narragansett Insured Tax-Free Income
                                               Fund, Tax-Free Trust of Arizona,
                                               Tax-Free Trust of Oregon, Tax-Free Fund
                                               For Utah and Aquila Rocky Mountain
                                               Equity Fund; previously Chairman and a
                                               Trustee of each fund in the Aquila(SM)
                                               Group of Funds since its establishment
                                               until 2004 or 2005; Director of the
                                               Distributor since 1981 and formerly Vice
                                               President or Secretary, 1981-1998;
                                               Trustee Emeritus, Brown University and
                                               the Hopkins School; active in
                                               university, school and charitable
                                               organizations.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
OFFICERS

Charles E. Childs, III  Executive Vice         Executive Vice President of all funds in         N/A         N/A
New York, NY            President              the Aquila(SM) Group of Funds and
(04/01/57)              since 2003             Manager and the Manager's parent since
                                               2003; formerly Senior Vice President,
                                               corporate development, Vice President,
                                               Assistant Vice President and Associate
                                               of the Manager's parent since 1987;
                                               Senior Vice President, Vice President or
                                               Assistant Vice President of the Aquila
                                               Money-Market Funds, 1988-2003.

Arthur K. Carlson       Executive              Executive Vice President - Advisor to            N/A         N/A
Paradise Valley, AZ     Vice President -       the Trust, Tax-Free Trust of Arizona
(01/08/22)              Advisor to             since 2005, Trustee, 1987-2005;
                        the Fund               Executive Vice President - Advisor to
                        since 2006             the Fund, Aquila Rocky Mountain Equity
                                               Fund since 2006, Trustee, 1993-2005;
                                               formerly Senior Vice President and
                                               Manager, Trust Division of the Valley
                                               National Bank of Arizona; past
                                               President, New York Society of Security
                                               Analysts; member, Phoenix Society of
                                               Security Analysts; former director,
                                               Financial Analysts Federation; director,
                                               Northern Arizona University Foundation;
                                               advisory director of the Renaissance
                                               Companies; currently or formerly active
                                               with various other professional and
                                               community organizations.

Marie E. Aro            Senior Vice            Senior Vice President, Aquila Rocky              N/A         N/A
Denver, CO              President              Mountain Equity Fund, and Vice
(02/10/55)              since 2004             President, Tax-Free Trust of Arizona,
                                               since 2004; Vice President, INVESCO
                                               Funds Group, 1998-2003; Vice President,
                                               Aquila Distributors, Inc., 1993-1997.

Jerry G. McGrew         Senior Vice            President of the Distributor since 1998,         N/A         N/A
New York, NY            President              Registered Principal since 1993, Senior
(06/18/44)              since 1996             Vice President, 1997-1998 and Vice
                                               President, 1993-1997; Senior Vice
                                               President, Aquila Rocky Mountain Equity
                                               Fund and five Aquila Bond Funds since
                                               1995; Vice President, Churchill Cash
                                               Reserves Trust, 1995-2001.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
James M. McCullough     Senior Vice            Senior Vice President or Vice President          N/A         N/A
Portland, OR            President              of Aquila Rocky Mountain Equity Fund and
(06/11/45)              since 1999             one Aquila Bond Fund ; Senior Vice
                                               President of the Distributor since 2000;
                                               Director of Fixed Income Institutional
                                               Sales, CIBC Oppenheimer & Co. Inc.,
                                               Seattle, WA, 1995-1999.

Barbara S. Walchli      Senior Vice            Senior Vice President and Portfolio              N/A         N/A
Phoenix, AZ             President              Manager of Aquila Rocky Mountain Equity
(09/24/52)              since 1999             Fund since 1999; Fund Co-manager, One
                                               Group Large Company Growth Fund and One
                                               Group Income Equity Fund, Banc One
                                               Investment Advisors, 1996-1997; Director
                                               of Research, Senior Vice President,
                                               First Interstate Capital Management,
                                               1995-1996; Investment Committee, Arizona
                                               Community Foundation since 1986; member,
                                               Institute of Chartered Financial
                                               Analysts, Association for Investment
                                               Management and Research and the Phoenix
                                               Society of Financial Analysts; formerly
                                               Senior Analyst, Banc One Investment
                                               Advisors and Director of Research,
                                               Valley National Bank.

Kimball L. Young        Senior Vice            Co-portfolio manager, Tax-Free Fund For          N/A         N/A
Salt Lake City, UT      President              Utah since 2001; Co-founder, Lewis Young
(08/07/46)              since 1999             Robertson & Burningham, Inc., a NASD
                                               licensed broker/dealer providing public
                                               finance services to Utah local
                                               governments, 1995-2001; Senior Vice
                                               President of two Aquila Bond Funds and
                                               Aquila Rocky Mountain Equity Fund;
                                               formerly Senior Vice President-Public
                                               Finance, Kemper Securities Inc., Salt
                                               Lake City, Utah.

Christine L. Neimeth    Vice President         Vice President of Aquila Rocky Mountain          N/A         N/A
Portland, OR            since 1999             Equity Fund and Tax-Free Trust of
(02/10/64)                                     Oregon; Management Information Systems
                                               consultant, Hillcrest Ski and Sport,
                                               1997; Institutional Municipal Bond
                                               Salesperson, Pacific Crest Securities,
                                               1996; active in college alumni and
                                               volunteer organizations.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Emily T. Rae            Vice President         Vice President of Aquila Rocky Mountain          N/A         N/A
Aurora, CO              since 2002             Equity Fund and Tax-Free Fund of
(03/02/74)                                     Colorado since 2002; investment analyst,
                                               Colorado State Bank and Trust, 2001-02;
                                               financial analyst, J.P. Morgan, 2000-01,
                                               senior registered associate, Kirkpatrick
                                               Pettis, 1998-2000; registered associate,
                                               FBS Investments (now U.S. Bancorp Piper
                                               Jaffray), 1997-98.

Alan R. Stockman        Vice President         Senior Vice President, Tax-Free Trust of         N/A         N/A
Scottsdale, AZ          since 1999             Arizona since 2001, Vice President,
(07/31/54)                                     1999-2001; Vice President, Aquila Rocky
                                               Mountain Equity Fund since 1999; Bank
                                               One, Commercial Client Services
                                               representative, 1997-1999; Trader and
                                               Financial Consultant, National Bank of
                                               Arizona (Zions Investment Securities
                                               Inc.), Phoenix, Arizona 1996-1997.

M. Kayleen Willis       Vice President         Vice President, Tax-Free Fund For Utah           N/A         N/A
Salt Lake City, UT      since 2004             since September 2003, Assistant Vice
(06/11/63)                                     President, 2002-2003; Vice President,
                                               Aquila Rocky Mountain Equity Fund, since
                                               2004; various securities positions:
                                               Paine Webber, Inc., Salt Lake City,
                                               1999-2002, Dean Witter Reynolds, Inc.,
                                               Salt Lake City, 1996-1998.

Robert W. Anderson      Chief Compliance       Chief Compliance Officer of the Trust,           N/A         N/A
New York, NY            Officer since 2004     the Manager and the Distributor since
(08/23/40)              and Assistant          2004, Compliance Officer of the Manager
                        Secretary              or its predecessor and current parent
                        since 2000             since 1998 and Assistant Secretary of
                                               the Aquila(SM) Group of Funds since
                                               2000.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND               PRINCIPAL                                    COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF              OCCUPATION(S)                                OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)             DURING PAST 5 YEARS                          BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------             -------------------                          ----------      ---------------------
Joseph P. DiMaggio      Chief Financial        Chief Financial Officer of the                   N/A         N/A
New York, NY            Officer since 2003     Aquila(SM) Group of Funds since 2003 and
(11/06/56)              and Treasurer          Treasurer since 2000.
                        since 2000

Edward M. W. Hines      Secretary              Partner, Hollyer Brady Barrett & Hines           N/A         N/A
New York, NY            since 1993             LLP, legal counsel to the Fund, since
(12/16/39)                                     1989; Secretary of the Aquila(SM) Group
                                               of Funds.

John M. Herndon         Assistant              Assistant Secretary of the Aquila(SM)            N/A         N/A
New York, NY            Secretary              Group of Funds since 1995 and Vice
(12/17/39)              since 1995             President of the three Aquila
                                               Money-Market Funds since 1990; Vice
                                               President of the Manager or its
                                               predecessor and current parent since
                                               1990.

Lori A. Vindigni        Assistant              Assistant Treasurer of the Aquila(SM)            N/A         N/A
New York, NY            Treasurer              Group of Funds since 2000; Assistant
(11/02/66)              since 2000             Vice President of the Manager or its
                                               predecessor and current parent since
                                               1998; Fund Accountant for the Aquila(SM)
                                               Group of Funds, 1995-1998.

----------
(1)   The  Fund's  Statement  of  Additional   Information  includes  additional
      information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Aquila Rocky Mountain Equity Fund, 380 Madison Avenue, New York, NY 10017.

(3) Because the Fund does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquila(SM) Group of Funds."

(6)   The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(SM) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Proxy Voting and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-437-1020). This information is also available at http://www.aquilafunds.com/EquityFunds/armef/armefmain.htm or on the SEC's Web site - http://www.sec.gov

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (unaudited)

                        AQUILA ROCKY MOUNTAIN EQUITY FUND

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor or investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

   Lacy B. Herrmann, Chairman Emeritus
   AQUILA MANAGEMENT CORPORATION

MANAGER

   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES

   Tucker Hart Adams, Chair
   Gary C. Cornia
   Grady Gammage, Jr.
   Diana P. Herrmann

OFFICERS

   Diana P. Herrmann, President
   Arthur K. Carlson, Executive Vice President
   Barbara S. Walchli, Senior Vice President and Portfolio Manager Marie E. Aro, Senior Vice President
   James M. McCullough, Senior Vice President
   Kimball L. Young, Senior Vice President
   Christine L. Neimeth, Vice President
   Emily T. Rae, Vice President
   Alan R. Stockman, Vice President
   M. Kayleen Willis, Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR

   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN

   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

   PFPC Inc.
   101 Sabin Street
   Pawtuckett, RI 02860

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   Tait, Weller & Baker LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2. CODE OF ETHICS.

(a) As of December 31, 2005 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $10,000 in 2005 and $9,680 in 2004.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years other than stated above.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $5,542 in 2005 and 2004, respectively, for tax return preparation, tax compliance and tax planning.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March  9, 2006

By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March  9, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 9, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 9, 2006




AQUILA ROCKY MOUNTAIN EQUITY FUND

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.